UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-5399

The New America High Income Fund, Inc.
(Exact name of registrant as specified in charter)

33 Broad Street, Boston, MA		02109
(Address of principal executive offices)		(Zip code)

Ellen E. Terry, 33 Broad Street, Boston MA 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 263-6400

Date of fiscal year end:	12/31

Date of reporting period:	7/1/08 - 9/30/08

Item 1 - Schedule of Investments - September 30, 2008 (Unaudited) (Dollar Amounts in Thousands)

		Moody’s
Principal		Rating	Value
Amount/Units		(Unaudited)	(Note 1)

CORPORATE DEBT SECURITIES - 146.78% (d)
Aerospace and Defense - 2.96%
650	BE Aerospace Inc., Senior Notes,
	8.50%, 07/01/18	Ba3	631
1,625	GenCorp Inc., Senior Subordinated Notes,
	9.50%, 08/15/13	B1	1,601
925	Hawker Beechcraft Acquisition Company LLC, Senior Notes,
	8.50%, 04/01/15	B3	851
425	Hawker Beechcraft Acquisition Company LLC, Senior Notes,
	8.875%, 04/01/15	B3	389
300	Hawker Beechcraft Acquisition Company LLC, Senior Subordinated Notes,
	9.75%, 04/01/17	Caa1	267
625	Moog, Inc., Senior Notes,
	7.25%, 06/15/18 (g)	Ba3	603
825	TransDigm Inc., Senior Subordinated Notes,
	7.75%, 07/15/14	B3	776
350	Vought Aircraft Industries, Senior Notes,
	8%, 07/15/11	Caa1	311
			5,429
Automobile - 3.63%
1,825	Allison Transmission, Inc., Senior Notes,
	11.25%, 11/01/15 (g)	Caa1	1,478
850	Cooper Standard Automotive Inc., Senior Subordinated Notes,
	8.375%, 12/15/14	Caa1	540
550	General Motors Corporation, Senior Notes,
	7.125% 07/15/13	Caa2	264
760	Goodyear Tire & Rubber Company, Senior Notes,
	8.625%, 12/01/11	Ba3	756
525	KAR Holdings, Inc., Senior Notes,
	6.801%, 05/01/14	B3	420
1,075	KAR Holdings, Inc., Senior Subordinated Notes,
	10%, 05/01/15	Caa1	845
950	SPX Corporation, Senior Notes,
	7.625%, 12/15/14 (g)	Ba2	959
375	TRW Automotive Inc., Senior Notes,
	7%, 03/15/14 (g)	Ba3	307
1,100	TRW Automotive Inc., Senior Notes,
	7.25%, 03/15/17 (g)	Ba3	864
275	United Components, Inc., Senior Subordinated Notes,
	9.375%, 06/15/13	Caa1	228
			6,661
Beverage, Food and Tobacco - .57%
1,050	Del Monte Corporation, Senior Subordinated Notes,
	8.625%, 12/15/12	B2	1,040

Broadcasting and Entertainment - 11.65%
1,650	Allbritton Communications Company, Senior Subordinated Notes,
	7.75%, 12/15/12	B2	1,411
350	Barrington Broadcasting Group LLC, Senior Subordinated Notes,
	10.50%, 08/15/14	Caa1	224
250	Bonten Media Group, Inc., Senior Subordinated Notes,
	9%, 06/01/15 (g)	Caa2	152
425	Canadian Satellite Radio, Senior Notes,
	12.75%, 02/15/14	(e)	264
150	Clear Channel Communications, Senior Notes,
	4.25%, 05/15/09	Caa1	142
100	Clear Channel Communications, Senior Notes,
	4.50%, 01/15/10	Caa1	88
2,075	Clear Channel Communications, Senior Notes,
	6.25%, 03/15/11	Caa1	1,318
625	Clear Channel Communications, Senior Notes,
	7.65%, 09/15/10	Caa1	564
100	CSC Holdings, Inc., Senior Notes,
	7.625%, 07/15/18	B1	87
625	CSC Holdings, Inc., Senior Notes,
	7.625%, 04/01/11	B1	598
325	DIRECTV Holdings LLC, Senior Notes,
	7.625%, 05/15/16 (g)	Ba3	301
1,303	DIRECTV Holdings LLC, Senior Notes,
	8.375%, 03/15/13	Ba3	1,290
350	EchoStar DBS Corporation, Senior Notes,
	6.375%, 10/01/11	Ba3	322
1,728	EchoStar DBS Corporation, Senior Notes,
	6.625%, 10/01/14	Ba3	1,387
375	EchoStar DBS Corporation, Senior Notes,
	7.75%, 05/31/15	Ba3	317
1,050	Gaylord Entertainment, Senior Notes,
	6.75%, 11/15/14	Caa1	856
575	Gaylord Entertainment, Senior Notes,
	8%, 11/15/13	Caa1	500
475	Kabel Deutschland GmbH, Senior Notes,
	10.625%, 07/01/14	B2	473
2,525	Lamar Media Corporation, Senior Subordinated Notes,
	6.625%, 08/15/15	Ba3	2,096
125	Lamar Media Corporation, Senior Subordinated Notes,
	Series B, 6.625%, 08/15/15	Ba3	104
50	Lamar Media Corporation, Senior Subordinated Notes,
	Series C, 6.625%, 08/15/15	Ba3	41
1,300	Liberty Media Corporation,
	7.875%, 07/15/09	Ba2	1,303

325	Local TV Finance, LLC, Senior Notes,
	9.25%, 06/15/15 (g)	Caa1	208
1,025	Mediacom Broadband LLC, Senior Notes,
	8.50%, 10/15/15	B3	851
1,250	Nexstar Broadcasting, Inc., Senior Subordinated Notes
	7%, 01/15/14	Caa1	931
250	Rainbow National Services LLC, Senior Notes,
	8.75%, 09/01/12 (g)	B1	250
300	Rogers Cable Inc., Senior Secured Notes,
	6.75%, 03/15/15	Baa3	301
300	Shaw Communications Inc., Senior Notes,
	8.25%, 04/11/10	Ba1	299
1,795	Sinclair Broadcast Group, Inc., Senior Subordinated Notes,
	8%, 03/15/12	Ba3	1,714
1,125	Umbrella Acquisition, Inc., Senior Notes,
	9.75%, 03/15/15 (g)	Caa1	518
700	Univision Communications, Inc., Senior Notes,
	7.85%, 07/15/11	B1	546
250	Videotron Ltee., Senior Notes,
	6.375%, 12/15/15	Ba2	221
1,475	Videotron Ltee., Senior Notes,
	6.875%, 01/15/14	Ba2	1,350
25	Videotron Ltee., Senior Notes,
	9.125%, 04/15/18 (g)	Ba2	25
525	XM Satellite Radio, Inc., Senior Notes,
	13%, 08/01/13 (g)	Caa1	315
			21,367
Building and Real Estate - 4.88%
1,125	American Real Estate Partnership, Senior Note,
	7.125%, 02/15/13	Ba3	861
500	AMH Holdings, Inc., Senior Discount Notes,
	11.25%, 03/01/14 (b)	Caa2	325
625	B.F. Saul Real Estate Investment Trust, Senior Secured Notes,
	7.50%, 03/01/14	Ba3	532
425	Centex Corporation, Senior Notes,
	4.55%, 11/01/10	Ba2	378
100	Centex Corporation, Senior Notes,
	5.80%, 09/15/09	Ba2	95
50	Centex Corporation, Senior Notes,
	7.875%, 02/01/11	Ba2	48
475	D.R. Horton, Inc., Senior Notes,
	4.875%, 01/15/10	Ba2	443
225	D.R. Horton, Inc., Senior Notes,
	5%, 01/15/09	Ba2	221
500	FelCor Lodging Limited Partnership, Senior Notes,
	8.50%, 06/01/11	Ba3	431
2,075	Host Marriott, L.P., Senior Notes,
	6.75%, 06/01/16	Ba1	1,712
700	K. Hovnanian Enterprises, Senior Notes,
	11.50%, 05/01/13 (g)	Ba3	683
225	Lennar Corporation, Senior Notes,
	7.625%, 03/01/09	Ba3	222
950	Texas Industries, Inc., Senior Notes,
	7.25%, 07/15/13	Ba3	827
200	Texas Industries, Inc., Senior Notes,
	7.25%, 07/15/13 (g)	Ba3	174
50	Toll Corporation, Senior Subordinated Notes,
	8.25%, 02/01/11	Ba2	48
150	Toll Corporation, Senior Subordinated Notes,
	8.25%, 12/01/11	Ba2	142
925	United Rentals (North America), Inc., Senior Subordianted Notes,
	6.50%, 02/15/12	B1	772
375	U.S. Concrete, Inc., Senior Subordinated Notes,
	8.375%, 04/01/14	B3	288
800	Ventas Realty, Limited Partnership, Senior Notes,
	6.50%, 06/01/16	Ba1	754
			8,956
Cargo Transport - 1.28%
1,125	American Railcar Industries, Inc., Senior Notes,
	7.50%, 03/01/14	B1	996
825	Greenbrier Companies, Inc., Senior Notes,
	8.375%, 05/15/15	B2	722
600	Swift Transportation Co., Inc., Senior Secured Notes,
	12.50%, 05/15/17 (g)	Caa2	210
400	TFM, S.A. de C.V., Senior Notes,
	9.375%, 05/01/12	B2	410
			2,338
Chemicals, Plastics and Rubber - 2.14%
1,225	INVISTA S.A.R.L., Senior Notes
	9.25%, 05/01/12 (g)	Ba3	1,204
1,300	KI Holdings, Inc., Senior Notes,
	9.875%, 11/15/14 (b). 9.875%	B2	1,014
500	Koppers Inc., Senior Secured Notes,
	9.875%, 10/15/13	Ba3	495
650	Nalco Company, Senior Notes,
	7.75%, 11/15/11	B1	643
600	PolyOne Corporation, Senior Notes,
	8.875%, 05/01/12	B1	570
			3,926
Containers, Packaging and Glass - 5.97%
567	Boise Cascade, LLC, Senior Subordinated Notes, Notes,
	7.125%, 10/15/14	B2	374

950	BWAY Corporation, Senior Subordinated Notes,
	10%, 10/15/10	B3	936
550	Clondalkin Acquisition BV, Senior Notes,
	4.819%, 12/15/13 (g)	Ba3	452
775	Crown Americas, L.L.C., Senior Notes,
	7.75%, 11/15/15	B1	763
275	Domtar Inc., Senior Notes,
	5.375%, 12/01/13	Ba3	235
1,100	Domtar Inc., Senior Notes,
	7.125%, 08/15/15	Ba3	1,023
100	Domtar Inc., Senior Notes,
	9.50%, 08/01/16	Ba3	100
775	Georgia-Pacific Corporation, Senior Notes,
	7%, 01/15/15 (g)	Ba3	696
150	Georgia-Pacific Corporation, Senior Notes,
	7.70%, 06/15/15	B2	138
1,200	Georgia-Pacific Corporation, Senior Notes,
	8.125%, 05/15/11	B2	1,185
1,150	International Paper Company, Senior Notes,
	7.40%, 06/15/14	Baa3	1,147
425	JSG Funding, PLC, Senior Subordinated Notes,
	7.75%, 04/01/15	B2	353
675	NewPage Corporation, Senior Secured Notes,
	10%, 05/01/12	B2	608
975	Owens-Brockway Glass Container, Inc., Senior Notes,
	6.75%, 12/01/14	Ba3	931
475	Rock-Tenn Company, Senior Notes,
	8.20%, 08/15/11	Ba3	486
450	Rock-Tenn Company, Senior Notes,
	9.25%, 03/15/16 (g)	Ba3	462
900	Stone Container Corporation, Senior Notes,
	8.375%, 07/01/12	B3	761
375	Stone Container Finance Company of Canada II, Senior Notes,
	7.375%, 07/15/14	B3	289
			10,939
Diversified/Conglomerate Manufacturing - 1.66%
725	Bombardier Inc., Senior Notes,
	6.30%, 05/01/14 (g)	Ba2	671
100	Bombardier Inc., Senior Notes,
	8%, 11/15/14 (g)	Ba2	101
500	Hawk Corporation, Senior Notes,
	8.75%, 11/01/14	B3	508
1,350	RBS Global, Inc., Senior Notes,
	9.50%, 08/01/14	B3	1,269
275	RBS Global, Inc., Senior Subordinated Notes,
	11.75%, 08/01/16	Caa1	261
250	Trinity Systems, Inc., Senior Notes,
	6.50%, 03/15/14	Baa3	233
			3,043
Diversified/Conglomerate Service - 2.56%
1,850	First Data Corporation, Senior Notes,
	9.875%, 09/24/15 (g)	B3	1,452
1,250	Hertz Corporation, Senior Notes,
	8.875%, 01/01/14	B1	1,081
525	Hertz Corporation, Senior Notes,
	10.50%, 01/01/16	B2	444
1,100	Mobile Services Group, Inc. Senior Notes,
	9.75%, 08/01/14	B2	1,017
925	Sunstate Equipment Co, LLC, Senior Secured Notes,
	10.50%, 04/01/13 (g)	Caa1	703
			4,697
Ecological - 3.25%
150	Allied Waste North America, Inc., Senior Secured
	6.875%, 06/01/17	B1	144
2,525	Allied Waste North America, Inc., Senior Secured Notes,
	7.25%, 03/15/15	B1	2,411
1,050	Allied Waste North America, Inc., Senior Secured Notes,
	7.875%, 04/15/13	B1	1,045
1,625	Casella Waste Systems, Inc., Senior Subordinated Notes,
	9.75%, 02/01/13	B3	1,592
800	WCA Waste Corporation, Senior Notes,
	9.25%, 06/15/14	B3	768
			5,960
Electronics - 7.82%
800	Avego Technologies Finance Pte. Ltd., Senior Notes,
	10.125%, 12/01/13	B1	826
875	Celestica Inc., Senior Subordinated Notes,
	7.875%, 07/01/11	B3	855
675	Dycom Investments, Inc., Senior Subordinated Notes,
	8.125%, 10/15/15	Ba3	608
575	Freescale Semiconductor, Inc., Senior Notes,
	6.694%, 12/15/14	B2	388
1,350	Freescale Semiconductor, Inc., Senior Notes,
	8.875%, 12/15/14	B2	945
375	Freescale Semiconductor, Inc., Senior Notes,
	9.125%, 12/15/14	B2	238
375	General Cable Corporation, Senior Notes,
	6.258%, 04/01/15	B1	313
800	General Cable Corporation, Senior Notes,
	7.125%, 04/01/17	B1	716

825	iPayment Inc., Senior Subordinated Notes,
	9.75%, 05/15/14	Caa1	676
833	iPayment Inc., Senior Subordinated Notes,
	12.75%, 07/15/14 (g)(i)	(e)	850
725	Lucent Technologies, Inc., Senior Notes
	6.45%, 03/15/29	Ba3	453
1,275	Lucent Technologies, Inc., Senior Notes
	6.50%, 01/15/28	Ba3	790
1,125	Nortel Networks Limited, Senior Notes,
	7.041%, 07/15/11	B3	748
975	NXP B.V., Senior Secured Notes,
	5.541%, 10/15/13	B3	648
500	NXP B.V., Senior Secured Notes,
	7.875%, 10/15/14	B3	339
389	Sanmina-SCI Corporation, Senior Notes,
	5.569%, 06/15/10 (g)	B1	381
500	Seagate Technology HDD Holdings, Inc., Senior Notes,
	6.375%, 10/01/11	Ba1	490
350	Serena Software, Inc., Senior Subordinated Notes,
	10.375%, 03/15/16	Caa1	308
450	Spansion Technology, Inc., Senior Notes,
	11.25%, 01/15/16 (g)	Caa2	261
300	SS&C Technologies, Inc., Senior Subordinated Notes,
	11.75%, 12/01/13	Caa1	315
350	STATS ChipPAC Ltd., Senior Notes,
	6.75%, 11/15/11	Ba1	357
325	STATS ChipPAC Ltd., Senior Notes,
	7.50%, 07/19/10	Ba1	339
1,950	Sungard Data Systems Inc., Senior Notes,
	9.125%, 08/15/13	Caa1	1,755
325	Sungard Data Systems Inc., Senior Notes,
	10.625%, 05/15/15 (g)	Caa1	306
450	Unisys Corporation, Senior Notes,
	12.50%, 01/15/16	B2	432
			14,337
Finance - 7.55%
200	E*Trade Financial Corporation, Senior Notes,
	8%, 06/15/11	Ba3	175
1,900	E*Trade Financial Corporation, Senior Notes,
	12.50%, 11/30/17 (g)	(e)	1,928
150	E*Trade Financial Corporation, Senior Notes,
	12.50%, 11/30/17	(e)	151
75	Ford Motor Credit Company, Senior Notes,
	5.70%, 01/15/10	B1	58
5,250	Ford Motor Credit Company, Senior Notes,
	7.241%, 04/15/12	B1	4,746
225	Ford Motor Credit Company, Senior Notes,
	7.375%, 10/28/09	B1	183
1,025	Goldman Sachs Group, Inc., Senior Notes,
	6.15%, 04/01/18	Aa3	861
975	Mobile Mini, Inc. Senior Notes,
	6.875%, 05/01/15	B2	858
425	Nuveen Investments, Inc., Senior Notes,
	5%, 09/15/10	B3	353
1,400	Nuveen Investments, Inc., Senior Notes,
	5.50%, 09/15/15	B3	700
900	Nuveen Investments, Inc., Senior Notes,
	10.50%, 11/15/15 (g)	B3	693
1,025	Sears Roebuck Acceptance Corporation, Senior Notes,
	6.75%, 08/15/11	Ba2	951
1,500	SLM Corporation, Senior Medium Term Notes,
	2.94%, 07/27/09	Baa2	1,335
1,125	SLM Corporation, Senior Medium Term Notes,
	5.45%, 04/25/11	Baa2	855
			13,847
Furnishings, Housewares, Durable Consumer Products - .06%
150	Simmons Company, Senior Subordinated Notes,
	7.875%, 01/15/14	B2	116

Healthcare, Education and Childcare - 11.17%
1,375	Biomet, Inc., Senior Notes,
	10%, 10/15/17	B3	1,396
300	Biomet, Inc., Senior Subordinated Notes,
	11.625%, 10/15/17	Caa1	302
1,200	Boston Scientific Corporation, Senior Notes,
	6%, 06/15/11	Ba2	1,134
375	Cengage Learning Acquisitions, Inc., Senior Notes,
	10.50%, 01/15/15 (g)	Caa1	302
700	Cengage Learning Acquisitions, Inc., Senior Subordinated Notes,
	13.25%, 07/15/15 (b)(g)	Caa2	480
1,725	CHS/Community Health Systems, Inc., Senior Notes,
	8.875%, 07/15/15	B3	1,647
375	CRC Health Corporation, Senior Subordinated Notes,
	10.75%, 02/01/16	Caa1	285
300	DaVita, Inc., Senior Notes,
	6.625%, 03/15/13	B1	283
1,925	DaVita, Inc., Senior Subordinated Notes,
	7.25%, 03/15/15	B2	1,834
525	Education Management LLC, Senior Notes,
	8.75%, 06/01/14	B2	446
150	Education Management LLC, Senior Subordinated Notes,
	10.25%, 06/01/16	Caa1	121
3,000	HCA, Inc., Senior Secured Notes,
	9.25%, 11/15/16	B2	2,940

300	HCA, Inc., Senior Secured Notes,
	9.625%, 11/15/16	B2	286
2,475	Health Management Associates, Inc., Senior Notes,
	6.125%, 04/15/16	(e)	1,980
775	Healthsouth Corporation, Senior Notes,
	10.75%, 06/15/16	Caa1	785
500	IASIS Healthcare LLC, Senior Subordinated Notes,
	8.75%, 06/15/14	B3	476
350	Omnicare, Inc., Senior Subordinated Notes,
	6.75%, 12/15/13	B1	320
1,500	Omnicare, Inc., Senior Subordinated Notes,
	6.875%, 12/15/15	B1	1,369
513	Symbion, Inc., Senior Notes,
	11%, 08/23/15 (g)(i)	Caa1	385
875	United Surgical Partners International, Inc., Senior
	Subordinated Notes, 8.875%, 05/01/17	Caa1	735
450	Universal Hospital Services, Inc., Senior Secured Notes,
	6.303%, 06/01/15	B3	387
200	Universal Hospital Services, Inc., Senior Secured Notes,
	8.50%, 06/01/15	B3	186
727	US Oncology Holdings, Inc., Senior Notes,
	8.334%, 03/15/12 (i)	Caa1	560
250	US Oncology, Inc., Senior Notes,
	9%, 08/15/12	B2	249
375	US Oncology, Inc., Senior Subordinated Notes,
	10.75%, 08/15/14	B3	377
75	Vanguard Health Holding Company I, LLC, Senior Notes,
	11.25%, 10/01/15 (b)	Caa1	65
1,175	Vanguard Health Holding Company II, LLC, Senior Subordinated Notes,
	9%, 10/01/14	Caa1	1,149
			20,479
Hotels, Motels, Inns and Gaming - 8.17%
200	Chukchansi Economic Development Authority, Senior Notes,
	6.328%, 11/15/12 (g)	B2	157
550	Fontainebleau Las Vegas, LLC, 2nd Mortgage Notes,
	10.25%, 06/15/15 (g)	Caa1	187
1,325	Harrah’s Operating Company, Senior Notes,
	5.375%, 12/15/13	Caa2	424
2,217	Harrah’s Operating Company, Senior Notes,
	5.50%, 07/01/10	Caa2	1,663
875	Harrah’s Operating Company, Senior Notes,
	10.75%, 02/01/16 (g)	Caa1	455
1,075	Isle of Capri Casinos, Inc., Senior Notes
	7%, 03/01/14	B3	728
1,225	Las Vegas Sands Corporation, Senior Notes,
	6.375%, 02/15/15	Ba3	949
175	Little Traverse Bay Bands of Odawa Indians, Senior Notes,
	10.25%, 02/15/14 (g)	B2	123
2,525	MGM Mirage, Senior Secured Notes,
	8.50%, 09/15/10	Ba2	2,373
775	MGM Mirage, Senior Subordinated Notes,
	8.375%, 02/01/11	B1	632
1,100	Mohegan Tribal Gaming Authority, Senior Subordinated Notes,
	8%, 04/01/12	Ba3	935
750	Penn National Gaming, Inc., Senior Notes,
	6.75%, 03/01/15	B1	666
975	Pinnacle Entertainment, Inc., Senior Subordinated
	7.50%, 06/15/15	B3	721
875	Pinnacle Entertainment, Inc., Senior Subordinated Notes,
	8.25%, 03/15/12	B3	840
1,300	Pokagon Gaming Authority, Senior Notes,
	10.375%, 06/15/14 (g)	B2	1,345
1,100	Shingle Springs Tribal Gaming Authority, Senior Secured Notes,
	9.375%, 06/15/15 (g)	B3	792
2,325	Wynn Las Vegas LLC, Senior Notes,
	6.625%, 12/01/14	Ba2	1,999
			14,989
Insurance - 1.69%
575	Centene Corporation, Senior Notes,
	7.25%, 04/01/14	Ba3	539
975	Hub International Limited, Senior Notes,
	9%, 12/15/14 (g)	B3	858
1,775	Hub International Limited, Senior Subordinated Notes,
	10.25%, 06/15/15 (g)	Caa1	1,367
425	USI Holdings Corporation, Senior Subordinated Notes,
	9.75%, 05/15/15 (g)	Caa1	328
			3,092
Machinery - 1.03%
1,125	Columbus McKinnon Corporation, Senior Subordinated Notes,
	8.875%, 11/01/13	B1	1,136
725	Commercial Vehicle Group, Inc., Senior Notes,
	8%, 07/01/13	B2	598
175	Manitowoc Company, Inc., Senior Notes,
	7.125%, 11/01/13	B1	159
			1,893
Mining, Steel, Iron and Non-Precious Metals - 10.02%
675	Arch Western Finance LLC, Senior Notes,
	6.75%, 07/01/13	B1	635
350	ESCO Corporation, Senior Notes,
	6.694%, 12/15/13 (g)	B2	324
1,225	ESCO Corporation, Senior Notes,
	8.625%, 12/15/13 (g)	B2	1,216

1,125	Foundation PA Coal Company, Senior Notes,
	7.25%, 08/01/14	Ba3	1,080
1,375	Freeport-McMoRan Copper & Gold Inc., Senior Notes,
	8.25%, 04/01/15	Ba2	1,344
5,525	Freeport-McMoRan Copper & Gold Inc., Senior Notes,
	8.375%, 04/01/17	Ba2	5,414
750	Gerdau Ameristeel Corporation, Senior Notes,
	10.375%, 07/15/11	Ba1	772
1,750	Gibraltar Industries, Inc., Senior Subordinated Notes,
	8%, 12/01/15	B2	1,461
850	International Coal Group, Inc., Senior Notes,
	10.25%, 07/15/14	Caa2	801
100	Metals USA, Inc., Senior Notes,
	9.883%, 07/01/12	Caa1	86
550	Metals USA, Inc., Senior Secured Notes,
	11.125%, 12/01/15	B3	543
850	Novelis, Inc., Senior Notes,
	7.25%, 02/15/15	B3	735
350	Peabody Energy Corporation, Convertible Junior Subordinated Debentures,
	4.75%, 12/15/66	Ba3	322
450	Peabody Energy Corporation, Senior Notes,
	7.375%, 11/01/16	Ba1	432
925	Ryerson, Inc., Senior Notes,
	12%, 11/01/15 (g)	B2	800
575	Steel Dynamics, Inc., Senior Notes,
	6.75%, 04/01/15	Ba2	494
1,150	Steel Dynamics, Inc., Senior Notes,
	7.375%, 11/01/12	Ba2	1,081
900	Tube City IMS Corporation., Senior Subordinated Notes,
	9.75%, 02/01/15	B3	828
			18,368
Oil and Gas - 18.59%
75	AmeriGas Partners, L.P., Senior Notes,
	7.125%, 05/20/16	Ba3	68
1,650	AmeriGas Partners, L.P., Senior Notes,
	7.25%, 05/20/15	Ba3	1,526
875	Bristow Group, Inc. Senior Notes,
	7.50%, 09/15/17	Ba2	788
50	Chesapeake Energy Corporation, Senior Notes,
	6.375%, 06/15/15	Ba3	45
2,825	Chesapeake Energy Corporation, Senior Notes,
	6.50%, 08/15/17	Ba3	2,486
50	Chesapeake Energy Corporation, Senior Notes,
	6.875%, 01/15/16	Ba3	45
1,000	Cimarex Energy Company, Senior Notes,
	7.125%, 05/01/17	Ba3	940
200	Compagnie Generale De Geophysique-Veritas, Senior Notes,
	7.50%, 05/15/15	Ba3	196
1,275	Compagnie Generale De Geophysique-Veritas, Senior Notes,
	7.75%, 05/15/17	Ba3	1,224
1,250	Complete Production Services, Inc., Senior Notes,
	8%, 12/15/16	B2	1,200
1,075	Compton Petroleum Finance Corporation, Senior Notes,
	7.625%, 12/01/13	B2	943
1,100	Connacher Oil and Gas Limited, Senior Notes,
	10.25%, 12/15/15 (g)	B1	1,072
1,175	Copano Energy, LLC, Senior Notes,
	8.125%, 03/01/16	B1	1,075
450	Denbury Resources, Inc., Senior Subordinated Notes,
	7.50%, 04/01/13	B1	423
250	Denbury Resources, Inc., Senior Subordinated Notes,
	7.50%, 12/15/15	B1	231
575	Encore Acquisition Company, Senior Subordinated Notes,
	6.25%, 04/15/14	B1	472
1,075	Encore Acquisition Company, Senior Subordinated Notes,
	7.25%, 12/01/17	B1	881
500	Energy Partners Ltd., Senior Notes,
	9.75%, 04/15/14	Caa2	375
525	Ferrellgas, L.P., Senior Notes,
	6.75%, 05/01/14	Ba3	431
1,575	Ferrellgas Partners L.P., Senior Notes,
	8.75%, 06/15/12	B2	1,370
1,950	Forest Oil Corp., Senior Notes,
	7.25%, 06/15/19	B1	1,677
1,450	Hilcorp Energy I, L.P., Senior Notes,
	7.75%, 11/01/15 (g)	B3	1,247
450	Key Energy Services, Inc., Senior Notes,
	8.375%, 12/01/14 (g)	B1	434
875	Offshore Logistics, Inc., Senior Notes,
	6.125%, 06/15/13	Ba2	787
1,175	OPTI Canada Inc., Senior Secured Notes,
	7.875%, 12/15/14	B1	1,066
2,800	OPTI Canada Inc., Senior Secured Notes,
	8.25%, 12/15/14	B1	2,586
200	PetroHawk Energy Corporation, Senior Notes,
	7.875%, 06/01/15 (g)	B3	177
1,275	PetroHawk Energy Corporation, Senior Notes,
	9.125%, 07/15/13	B3	1,218
975	Plains Exploration & Production Co., Senior Notes,
	7%, 03/15/17	B1	848
250	Plains Exploration & Production Co., Senior Notes,
	7.625%, 06/01/18	B1	221
325	Plains Exploration & Production Co., Senior Notes,
	7.75%, 06/15/15	B1	299
1,125	Quicksilver Resources, Inc., Senior Notes,
	8.25%, 08/01/15	B1	1,041

525	Range Resources Corporation, Senior Subordinated Notes,
	6.375%, 03/15/15	Ba3	480
150	Range Resources Corporation, Senior Subordinated Notes,
	7.375%, 07/15/13	Ba3	144
475	Range Resources Corporation, Senior Subordinated Notes,
	7.50%, 05/15/16	Ba3	456
825	Range Resources Corporation, Senior Subordinated Notes,
	7.50%, 10/01/17	Ba3	780
750	SandRidge Energy, Inc., Senior Notes,
	7.508%, 04/01/14 (g)	B3	660
175	SandRidge Energy, Inc., Senior Notes,
	8%, 06/01/18 (g)	B3	151
1,525	SandRidge Energy, Inc., Senior Notes,
	8.625%, 04/01/15 (g)	B3	1,350
750	Southwestern Energy Company,
	7.50%, 02/01/18 (g)	Ba2	735
750	Stewart & Stevenson, LLC, Senior Notes,
	10%, 07/15/14	B3	653
1,050	Tesoro Corporation, Senior Notes,
	6.25%, 11/01/12	Ba1	919
425	Venoco, Inc., Senior Notes,
	8.75%, 12/15/11	Caa1	370
			34,090
Personal, Food and Miscellaneous Services - 3.09%
400	ARAMARK Corporation, Senior Notes,
	5%, 06/01/12	B3	339
1,450	ARAMARK Corporation, Senior Notes,
	6.301%, 02/01/15	B3	1,290
800	FTI Consulting, Inc., Senior Notes,
	7.625%, 06/15/13	Ba2	814
750	FTI Consulting, Inc., Senior Notes,
	7.75%, 10/01/16	Ba2	760
1,100	Mac-Gray Corporation, Senior Notes,
	7.625%, 08/15/15	B3	1,028
850	O’Charleys, Inc., Senior Subordinated Notes,
	9%, 11/01/13	B1	742
900	West Corporation, Senior Subordinated Notes,
	9.50%, 10/15/14	Caa1	693
			5,666
Personal Non-Durable Consumer Products - 1.18%
175	ACCO Brands Corporation, Senior Subordinated Notes,
	7.625%, 08/15/15	B2	137
1,400	Bausch & Lomb, Incorporated, Senior Notes,
	9.875%, 11/01/15 (g)	Caa1	1,344
50	Jostens Holding Corporation, Senior Notes,
	10.25%, 12/01/13 (b)	B3	45
675	Jostens Intermediate Holding Corp., Senior Subordinated Notes,
	7.625%, 10/01/12	B1	635
			2,161
Personal Transportation .38%
593	AirTran Holdings, Inc., Senior Convertible Notes,
	7%, 07/01/23	Ca	367
368	AMR Corporation, Senior Convertible Notes,
	4.50%, 02/15/24	(e)	331
			698
Printing and Publishing - 2.75%
451	Affinity Group Holding, Inc., Senior Notes,
	10.875%, 02/15/12	Caa3	383
850	Affinity Group Inc., Senior Subordinated Notes,
	9%, 02/15/12	Caa1	629
853	CanWest Media Works, Inc., Senior Subordinated Notes,
	8%, 09/15/12	B3	708
1,100	Deluxe Corporation, Senior Notes,
	7.375%, 06/01/15	Ba2	935
425	Nielsen Finance LLC, Senior Notes,
	10%, 08/01/14	Caa1	407
1,100	R.H. Donnelley Finance Corporation III, Senior Notes,
	6.875%, 01/15/13	B3	435
500	R.H. Donnelley Inc., Senior Notes,
	8.875%, 10/15/17	B3	167
1,250	Valassis Communications, Inc., Senior Notes,
	8.25%, 03/01/15	B3	863
925	Windstream Regatta Holdings, Inc., Senior Subordinated Notes,
	11%, 12/01/17(g)	Caa1	518
			5,045
Retail Stores - 4.49%
1,675	Ace Hardware Corporation, Senior Notes,
	9.125%, 06/01/16 (g)	Ba2	1,440
1,275	Alimentation Couche-Tard, Inc., Senior Subordinated Notes,
	7.50%, 12/15/13	Ba2	1,173
650	Dollar General Corporation, Senior Subordinated Notes,
	11.875%, 07/15/17	Caa2	598
1,150	Leslie’s Poolmart, Inc., Senior Notes,
	7.75%, 02/01/13	B2	989
1,375	Nebraska Book Company, Inc., Senior Subordinated Notes,
	8.625%, 03/15/12	B3	1,059
1,100	Neiman Marcus Group, Inc., Senior Notes,
	9%, 10/15/15	B2	917
450	Neiman Marcus Group, Inc., Senior Subordinated Notes,
	10.375%, 10/15/15	B3	375

1,000	Pantry, Inc., Senior Subordinated Notes,
	7.75%, 02/15/14	Caa1	795
800	Sally Holdings, LLC, Senior Notes,
	9.25%, 11/15/14	B3	752
150	Sally Holdings, LLC, Senior Notes,
	10.50%, 11/15/16	Caa1	142
			8,240
Telecommunications - 15.84%
425	ALLTEL Corporation, Senior Notes,
	6.50%, 11/01/13	Caa1	417
2,125	ALLTEL Corporation, Senior Notes,
	7%, 07/01/12	Caa1	2,082
1,050	American Tower Corporation, Senior Notes,
	7%, 10/15/17 (g)	Ba1	1,013
875	Broadview Networks Holdings, Inc., Senior Secured Notes,
	11.375%, 09/01/12	B3	731
750	Centennial Communications Corp., Senior Notes,
	9.633%, 01/01/13	Caa1	718
1,350	Centennial Communications Corp., Senior Notes,
	10%, 01/01/13	Caa1	1,289
725	Citizens Communications Company, Senior Notes,
	7.125%, 03/15/19	Ba2	576
75	Cricket Communications, Inc., Senior Notes,
	9.375%, 11/01/14	B3	69
1,750	Cricket Communications, Inc., Senior Notes,
	9.375%, 11/01/14	B3	1,606
150	Cricket Communications, Inc., Senior Notes,
	10%, 07/15/15 (g)	B3	144
1,850	Digicel Group Limited, Senior Notes,
	8.875%, 01/15/15 (g)	Caa1	1,572
1,475	Digicel Limited, Senior Notes,
	9.25%, 09/01/12 (g)	B2	1,460
500	Fairpoint Communications, Inc., Senior Notes
	13.125%, 04/01/18 (g)	B3	460
100	GC Impsat Holdings I, Plc, Senior Notes,
	9.875%, 02/15/17 (g)	B2	91
900	GCI, Inc., Senior Notes,
	7.25%, 02/15/14	B3	785
1,050	Intelsat Corporation, Senior Notes,
	9.25%, 06/15/16 9 (g)	B3	990
800	iPCS, Inc., Senior Secured Notes,
	4.926%, 05/01/13	B1	656
950	iPCS, Inc., Senior Secured Notes,
	6.051%, 05/01/14	Caa1	762
192	Level 3 Communications, Inc., Subordinated Notes,
	6%, 09/15/09	Caa3	184
183	Level 3 Communications, Inc., Subordinated Notes,
	6%, 03/15/10	Caa3	163
625	Level 3 Communications, Inc., Subordinated Notes,
	12.25%, 03/15/13	Caa1	575
2,400	MetroPCS Wireless, Inc., Senior Notes,
	9.25%, 11/01/14	Caa1	2,256
1,650	Nordic Telephone Company Holdings ApS., Senior Notes,
	8.875%, 05/01/16 (g)	B2	1,534
500	Qwest Corporation, Senior Notes,
	7.875%, 09/01/11	Ba1	480
150	Qwest Corporation, Senior Notes,
	8.875%, 03/15/12	Ba1	146
2,275	Sprint Nextel Corporation, Senior Notes,
	6%, 12/01/16	Baa3	1,754
1,775	Sprint Capital Corporation, Senior Notes,
	6.90%, 05/01/19	Baa3	1,392
875	Sprint Capital Corporation, Senior Notes,
	7.625%, 01/30/11	Baa3	834
625	Sprint Capital Corporation, Senior Notes,
	8.375%, 03/15/12	Baa3	567
750	Telesat Canada, Senior Notes,
	11%, 11/01/15 (g)	Caa1	630
500	Valor Telecommunications Enterprise, LLC, Senior Notes,
	7.75%, 02/15/15	Baa3	475
1,550	Wind Acquistion Finance S.A., Senior Notes,
	10.75%, 12/01/15 (g)	B2	1,575
1,000	Windstream Corporation, Senior Notes,
	8.125%, 08/01/13	Ba3	958
100	Windstream Corporation, Senior Notes,
	8.625%, 08/01/16	Ba3	93
			29,037
Textiles and Leather - .31%
500	AGY Holding Corp., Senior Secured Notes,
	11%, 11/15/14	B2	465
100	Interface, Inc., Senior Subordinated Notes,
	9.50%, 02/01/14	B3	102
			567
Utilities - 12.09%
50	AES Corporation, Senior Notes,
	7.75%, 03/01/14	B1	47
1,075	AES Corporation, Senior Notes,
	9.375%, 09/15/10	B1	1,088
1,350	Dynegy Holdings Inc., Senior Notes
	7.50%. 06/01/15	B2	1,161

1,450	Dynegy Holdings Inc., Senior Notes
	7.75%, 06/01/19	B2	1,207
2,750	Energy Future Holding Corporation, Senior Notes,
	10.875%, 11/01/17 (g)	B3	2,489
4,050	Energy Future Holding Corporation, Senior Notes,
	11.25%, 11/01/17 (g)	B3	3,605
925	Mirant Americas Generation, LLC, Senior Notes,
	8.30%, 05/01/11	B3	890
1,300	Mirant North America, LLC, Senior Notes,
	7.375%, 12/31/13	B1	1,209
1,275	NRG Energy, Inc., Senior Notes,
	7.25%, 02/01/14	B1	1,173
3,000	NRG Energy, Inc., Senior Notes,
	7.375%, 02/01/16	B1	2,760
1,650	Orion Power Holdings, Inc., Senior Notes,
	12%, 05/01/10	Ba3	1,662
975	PNM Resources, Inc., Senior Notes,
	9.25%, 05/15/15	Ba2	960
650	Reliant Energy, Inc., Senior Notes,
	6.75%, 12/15/14	Ba3	565
900	Reliant Energy, Inc., Senior Notes,
	7.625%, 06/15/14	B1	675
800	Reliant Energy, Inc., Senior Notes,
	7.875%, 06/15/17	B1	600
225	Sierra Pacific Resources, Senior Notes,
	7.803%, 06/15/12	Ba3	227
1,050	Sierra Pacific Resources, Senior Notes,
	8.625%, 03/15/14	Ba3	1,092
675	Texas Competitive Electric Holdings, Senior Notes,
	10.50%, 11/01/16 (g)	B3	584
175	Williams Companies, Inc., Senior Notes,
	7.625%, 07/15/19	Baa3	174

			22,168
	Total Corporate Debt Securities (Total cost of $301,098)		269,149

BANK DEBT SECURITIES - 5.31% (d)
Diversified/Conglomerate Service - .81%
1,737	First Data Corporation,
	5.963%, 09/24/14 (h)	Ba3	1,484

Electronics - 1.09%
737	Infor Global Solutions Holdings, Ltd.,
	7.52%, 03/02/14 (h)	B3	566
500	Infor Global Solutions, Holdings, Ltd.,
	10.012%, 03/15/14 (h)	Caa2	237
1,985	Palm Inc.
	7.27%, 04/24/14 (h)	Ba3	1,191
			1,994
Healthcare, Education and Childcare - 1.42%
1,240	Laureate Education, Inc.,
	6.438%, 08/17/14 (h)	B1	1,099
1,715	HCA, Inc.,
	5.762%, 11/18/12 (h)	Ba3	1,513
			2,612
Leisure, Amusement and Entertainment - .43%
990	Town Sports International LLC,
	4.313%, 08/27/13 (h)	Ba2	782

Oil and Gas - .25%
500	Dresser, Inc.,
	8.557%, 05/04/15 (h)	B3	451

Printing and Publishing - .19%
494	Penton Media, Inc.,
	5.065%, 02/01/13 (h)	B2	353

Telecommunications - .32%
750	Trilogy International Partners LLC,
	7.262%, 06/27/12 (h)	B2	585

Utilities - .80%
1,746	Texas Competitive Electric Holdings Co., LLC,
	6.231%, 10/10/14 (h)	Ba3	1,469

	Total Bank Debt Securities (Total cost of $11,739)		9,730

Shares
PREFERRED STOCK - 1.70% (d)
Banking - 1.16%
1,000	Bank of America Corporation, Series L,
	Convertible, Preferred Stock, 7.25%	A1	835
31,700	Citigroup Inc., Series T,
	Convertible, Preferred Stock, 6.50%	A2	1,298
57,935	WestFed Holdings, Inc., Cumulative, Series A,
	Preferred Stock, 15.50% (a)(c)	(e)	—
			2,133

Broadcasting and Entertainment - .09%
483	Spanish Broadcasting System, Inc., Series B,
	Preferred Stock, 10.75% (i)	Caa2	169

Electronics - .45%
1,500	Lucent Technologies Capital Trust I,
	Convertible Preferred Stock, 7.75%	B2	826

	Total Preferred Stock (Total cost of $9,067)		3,128

COMMON STOCK and WARRANTS - .29% (d)
32,675	B&G Foods, Inc., Enhanced Income
	Securities		438
27,474	WestFed Holdings, Inc.,
	Common Stock (a)(c)		—
10,052	WKI Holding Company, Inc.,
	Common Stock (c)(f)(h)		90

	Total Common Stock and Warrants (Total cost of $2,980)		528

Principal
Amount
SHORT-TERM INVESTMENTS - 5.86%(d)
1,000	CRC Funding, LLC,
	Commercial Paper, Due 11/07/08,
	Discount of 3.02%	P-1	997
1,000	Falcon Asset Securitization Corporation,
	Commercial Paper, Due 10/10/08,
	Discount of 2.65%	P-1	999
1,000	Grampian Funding Limited,
	Commercial Paper, Due 10/15/08,
	Discount of 2.76% (g)	P-1	999
1,000	Harley-Davidson Funding Corporation,
	Commercial Paper, Due 10/16/08,
	Discount of 2.70% (g)	P-1	999
1,000	Jupiter Securitization Corporation,
	Commercial Paper, Due 11/03/08,
	Discount of 2.60% (g)	P-1	998
1,000	New York Life Capital Corporation,
	Commercial Paper, Due 10/24/08,
	Discount of 2.10%	P-1	999
4,757	Park Avenue Receivables Company LLC,
	Commercial Paper, Due 10/01/08,
	Discount of 5.50% (g)	P-1	4,757

	Total Short-Term Investments (Total cost of $10,748)		10,748

	TOTAL INVESTMENTS (Total cost of $335,632)		$293,283

(a)	Denotes issuer is in bankruptcy proceedings. Income is not being accrued.

(b)	Securities are step interest bonds. Interest on these bonds accrues based on the effective interest method which results in a constant rate of interest being recognized.

(c)	Security is valued at fair value using methods determined by the Board of Directors. The total value of these securities at September, 2008 was $90.

(d)	Percentages indicated are based on total net assets to common shareholders of $183,369.

(e)	Not rated.

(f)	Non-income producing.

(g)

Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers in transactions exempt from registration. Unless otherwise noted, 144A Securities are deemed to be liquid. See Note 1of the Note to Schedule of Investments for vaulation policy. Total market value of Rule 144A securities amounted to $59,354 as of September 30, 2008.

(h)

Restricted as to public resale. At the date of acquisition, these securities were valued at cost. The total value of restricted securities owned at September 30, 2008 was $9,820 or 5.36% of total net assets to common shareholders.

(i)	Pay-In-Kind Security

The New America High Income Fund, Inc.

Note 1 to Schedule of Investments
September 30, 2008 (Unaudited)

(1) Significant Accounting and Other Policies

The New America High Income Fund, Inc. (the Fund) was organized as a corporation in the state of Maryland on November 19, 1987 and is registered with the Securities and Exchange Commission as a diversified, closed-end investment company under the Investment Company Act of 1940. The Fund commenced operations on February 26, 1988. The investment objective of the Fund is to provide high current income while seeking to preserve stockholders’ capital through investment in a professionally managed, diversified portfolio of “high yield” fixed-income securities.

The Fund invests primarily in fixed maturity corporate debt securities that are rated less than investment grade. Risk of loss upon default by the issuer is significantly greater with respect to such securities compared to investment grade securities because these securities are generally unsecured and are often subordinated to other creditors of the issuer and because these issuers usually have high levels of indebtedness and are more sensitive to adverse economic conditions, such as a recession, than are investment grade issuers. In some cases, the collection of principal and timely receipt of interest is dependent upon the issuer attaining improved operating results, selling assets or obtaining additional financing.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a Fund that is more diversified. See the schedule of investments for information on individual securities as well as industry diversification and credit quality ratings.

The Fund’s financial statements have been prepared in conformity with accounting principles generally accepted in the United States for investment companies that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry.

(a)  Valuation of Investments—Investments for which market quotations are readily available are stated at market value, which is determined by using the most recently quoted bid price provided by an independent pricing service or principal market maker. Independent pricing services provide market quotations based primarily on quotations from dealers and brokers, market transactions, accessing data from quotations services, offering sheets obtained from dealers and various relationships between securities. Short-term investments with original maturities of 60 days or less are stated at amortized cost, which approximates market value. Following procedures approved by the Board of Directors, investments for which market quotations are not readily available (primarily fixed-income corporate bonds and notes) are stated at fair value on the basis of subjective valuations furnished by securities dealers and brokers. Other investments, for which market quotations are not readily available with a cost of approximately $7,214,000 and a value of $90,000, are valued in good faith at fair market value using methods determined by the Board of Directors.

(b)  Securities Transactions and Net Investment Income—Securities transactions are recorded on trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Interest income is accrued on a daily basis. Discount on short-term investments is amortized to investment income. Premiums or discounts on corporate debt securities are amortized based on the interest method for financial reporting purposes. All income on original issue

The New America High Income Fund, Inc.

Note 1 to Schedule of Investments — Continued
September 30, 2008 (Unaudited)

discount and step interest bonds is accrued based on the effective interest method. The Fund does not amortize market premiums or discounts for tax purposes. Dividend payments received in the form of additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

(c)  Fair Value Measurement—In September 2006, the Financial Accounting Standards Board issued Statement on Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). This standard establishes the definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. FAS 157 was effective for the Fund’s fiscal year beginning January 1, 2008.

The three levels of the fair value hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments:

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1—Quoted Prices	$438,000	$—
Level 2—Other Significant Observable Inputs	292,755,000	(840,000)
Level 3—Significant Unobservable Inputs	90,000	—
Total	$293,283,000	$(840,000)

The following is a reconciliation of Fund investments using Level 3 inputs for the period:

Balance, December 31, 2007	$90,000
Net purchases (sales)	—
Change in unrealized appreciation (depreciation)	—
Realized gain (loss)	—
Transfers in and/or out of Level 3	—
Balance, September 30, 2008	$90,000

Item 2.

(a)   The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.

Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The New America High Income Fund, Inc

By (Signature and Title)		/s/ Robert F. Birch
Robert F. Birch
President

Date	October 31, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ Robert F. Birch
Robert F. Birch
President

Date	October 31, 2008

By (Signature and Title)		/s/ Ellen E. Terry
Ellen E. Terry
Treasurer

Date	October 31, 2008